Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Recurring | Carrying amount | Available-for-sale debt securities, noncurrent
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, fair value	$ 129
Recurring | Carrying amount | Investment, current
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, fair value	10,032
Recurring | Fair Value | Available-for-sale debt securities, noncurrent
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, fair value	129
Recurring | Fair Value | Investment, current
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, fair value	10,032
Nonrecurring | Carrying amount | Accounts receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, fair value	12,944	$ 3,825
Nonrecurring | Carrying amount | Accounts payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, fair value	14,467	10,073
Nonrecurring | Carrying amount | Notes payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, fair value	689	4,828
Nonrecurring | Carrying amount | Indebtedness to related parties, noncurrent
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, fair value		3,105
Nonrecurring | Carrying amount | Bonds, mortgages and other long-term debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, fair value	989
Nonrecurring | Fair Value | Accounts receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, fair value	12,944	3,825
Nonrecurring | Fair Value | Accounts payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, fair value	14,467	10,073
Nonrecurring | Fair Value | Notes payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, fair value	689	4,828
Nonrecurring | Fair Value | Indebtedness to related parties, noncurrent
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, fair value		$ 3,105
Nonrecurring | Fair Value | Bonds, mortgages and other long-term debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, fair value	$ 989